Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,342,000
Previously Paid Amount	0.00
Total Fee Amount	1,013.93
Total Offset Amount	0.00
Net Fee	$ 1,013.93